Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment

Property and equipment consist of the following:

	December 31,
	2021	2022
	US$	US$

Gross carrying amount
Servers, computers and equipment	319,393	272,809
Buildings	158,119	144,678
Construction in progress	96,552	163,199
Decoration of buildings	16,194	14,825
Leasehold improvements	8,210	7,318
Motor vehicles	6,585	7,915
Furniture, fixture and office equipment	5,229	7,362

Total	610,282	618,106
Less: accumulated depreciation	(244,890)	(274,905)

Property and equipment, net	365,392	343,201